LONG-TERM DEBT AND LINES OF CREDIT - Settlement Lines of Credit (Details) - Line of Credit $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Repayments of lines of credit	$ 71.2
Amount outstanding under lines of credit	503.4
Available borrowings under credit facility	2,280.3
Maximum borrowing capacity	1,283.4
Average outstanding balance	$ 502.7
Weighted-average interest rate of short-term debt (as a percent)	5.24%